INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	2021	2020
Net operating loss carryforward	$9,789,107	$8,983,161
Warrant issuances	—	—
Deferred officer compensation	737,642	805,848
Other	-0-	98
Valuation allowance	(10,526,749)	(9,789,107)
	$—	$—

Schedule of effective income tax rate reconciliation

	2021	2020
Tax on income before income tax	21.00%	21.00%
Effect of non-temporary differences	(0.01)%	(0.01)%
Effect of prior year items	—%	—%
Effect of temporary differences	—%	—%
Change in valuation allowance	(20.99)%	(20.99)%
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%